Summary of Significant Accounting Policies (Details) - Schedule of Balance of Assets Measured at Fair Value on a Recurring Basis - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Level 1 [Member]
Schedule of Balance of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments
Total
Level 2 [Member]
Schedule of Balance of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	780,000
Total	780,000
Level 3 [Member]
Schedule of Balance of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments
Total